OTHER INVESTMENTS AND OTHER NONCURRENT ASSETS (Details)			1 Months Ended	6 Months Ended
	Dec. 21, 2020 USD ($) shares	Jul. 22, 2020 USD ($) shares	Dec. 31, 2022 USD ($) payment shares	Jun. 30, 2023 USD ($) entity	Mar. 31, 2023 USD ($)
Conversion of Stock [Line Items]
Number of entities, convertible preferred stock ownership | entity				2
Equity securities without readily determinable fair value, amount			$ 1,300,000	$ 1,600,000
Impairment of investments				0
Series Seed Preferred Units
Conversion of Stock [Line Items]
Units purchased (in shares) | shares		224,551	119,760
Equity securities without readily determinable fair value, amount		$ 750,000	$ 400,000	$ 1,100,000	$ 950,000
Number of monthly payments | payment			8
Monthly payment amount			$ 50,000
Equity ownership percentage				8.60%
Series B-1 Preferred Stock
Conversion of Stock [Line Items]
Units purchased (in shares) | shares	207,476
Equity securities without readily determinable fair value, amount	$ 500,000
Equity ownership percentage	1.00%